4. Disposition of Latin American Operations (Details - Proceeds received) - Latin American Assets [Member] - USD ($)	7 Months Ended	12 Months Ended
	Oct. 27, 2016	Mar. 16, 2017
Cash received	$ 18,000,000	$ 1,500,000
Face value of variable consideration ($250,000 per year for ten years)	2,500,000
Total proceeds from sale	22,000,000
Equipment costs	(305,000)
Transaction costs	(556,000)
Total proceeds, net of transaction costs	21,139,000
Discount on variable consideration (using a 7.5% discount rate)	(752,000)
Total proceeds, net of discount	$ 20,387,000